Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	¥ 38,352,201	¥ 37,610,720
Provisions (reversal) of expected credit losses	(43,641)	741,481
Balance at the end of the year	¥ 38,308,560	¥ 38,352,201